THE LOU HOLLAND TRUST

One North Wacker Drive, Suite 700

Chicago, Illinois 60606

May 5, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Certification Pursuant to Rule 497(j)

The Lou Holland Trust (“Trust”)

Form N-1A, Post-Effective Amendment No. 19

File Nos: 333-00935 and 811-07533

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of a filing under Rule 497(c), I hereby certify that the form of Prospectus and Statement of Additional Information for the Trust, each dated May 1, 2008, that would have been filed under Rule 497(c), would not have differed from that contained in the above referenced most recent amendment to the Registration Statement and that such amendment was filed electronically via EDGAR on April 29, 2008.

If you have any questions please contact me at (312) 553-4833.

Sincerely,

/s/ Laura J. Janus

Laura J. Janus

Secretary

cc: Marvin C. “Chip” Lunde, III